PREFERRED STOCK (Details Narrative) - USD ($)	Jan. 09, 2025	Jan. 02, 2025	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Class of Stock [Line Items]
Preferred stock, shares authorized			15,000,000	15,000,000	15,000,000
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued			5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding			5,000,000	5,000,000	5,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			500,000	500,000	500,000
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued			360,000	360,000	0
Preferred stock, shares outstanding			360,000	360,000	0
Shares of common stock			$ 1,000
Series B Preferred Stock [Member] | Mr Owens [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Number of shares exchanged		245,000,000
Shares issued		245,000
Number of shares cancelled	245,000,000
Number of shares issued	245,000
Series B Preferred Stock [Member] | H N O Green Fuels Inc. [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Number of shares exchanged		115,000,000
Shares issued		115,000
Number of shares cancelled	115,000,000
Number of shares issued	115,000